UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                OKUMUS Capital, L.L.C.
Address:             850 Third Avenue, 10th Floor
                     New York, NY 10022
13F File Number:     028-06641

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ahmet H. Okumus

Title:  Managing Member and Chief Investment Officer

Phone:  212-201-2650
Signature, Place, and Date of Signing:

    /s/Ahmet H. Okumus       New York, New York    February 15, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:    NONE.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   1
Form 13F Information Table Value Total:   $626,936,997

List of Other Included Managers:          OKUMUS Advisors, LLC
                                          OKUMUS Technology Advisors, LLC
                                          OKUMUS Diversified Value Advisors LLC


FORM 13F INFORMATION TABLE
                                TITLE                   VALUE    	SHRS/    	SH/   	PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP	(x$1000)	PRN AMT   	PRN	CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
Synopsys Inc.            	  COM        871607107      7,263           362,082     SH             SOLE	            362,082
CSG Systems Intl Inc              COM        126349109     11,746           526,275     SH             SOLE                 526,275
Autozone Inc.                     COM        053332102    107,673         1,173,547     SH             SOLE               1,173,547
Bisys Group Inc.            	  COM        055472104     34,637         2,472,326     SH             SOLE	          2,472,326
Extreme Networks Inc.             COM        30226D106      3,384           712,373     SH             SOLE                 712,373
IDT Corp.                         COM        448947309      2,860           244,434     SH             SOLE                 244,434
Comcast Corp.                     COM        20030N101     94,522         3,646,687     SH             SOLE               3,646,687
Cisco Systems Inc.                COM        17275R102    158,882         9,280,482     SH             SOLE               9,280,482
Mercury Interactive Corp.     	  COM        589405109    102,983         3,705,767     SH             SOLE	          3,705,767
USA Mobility Inc.	          COM        90341G103     13,795           497,649     SH             SOLE                 497,649
Cendant Corp.                     COM        151313103     21,780         1,262,599     SH             SOLE               1,262,599
Advance America, Cash Advance  	  COM        00739W107      7,939           640,200     SH             SOLE	            640,200
Expedia, Inc. 		       	  COM        30212P105     59,473         2,482,175     SH             SOLE	          2,482,175


                            TOTAL                         626,937